Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

Capital commitments

As of June 30, 2024, the Company entered into certain construction agreements with vendors to build its plant in Vietnam. Future minimum capital payment under non-cancellable agreements are as follows:

Minimum capital payments
For the six months ending December 31, 2024	$13,831,707
For the twelve months ending December 31, 2025	6,489,771
$20,321,478

13.    COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2023, the Company entered into certain construction agreements with vendors to build its plant in Vietnam. Future minimum capital payment under non-cancellable agreements are as follows:

Twelve months ending December 31,	Minimum capital payments
2024	$112,956,097
2025	296,046
$113,252,143